Equity method investments	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	Equity method investments
The Company has invested $4.9 million to obtain a 49% interest in the voting share capital of Oncacare Limited ("Oncacare"). The Company’s investment in Oncacare is accounted for under the equity method due to the Company's ability to exercise significant influence over Oncacare that is considered to be greater than minor. The Company records its pro rata share of the earnings/losses of this investment in 'Share of equity method investments' in the Condensed Consolidated Statement of Operations.

The majority investor has the right to sell the 51% majority voting share capital exclusively to the Company in a two and half year period commencing from January 1, 2023 and ICON also has the right to acquire the 51% majority voting share capital from August 1, 2025.

The following table represents our equity method investments at June 30, 2021:

	Ownership Percentage	Carrying Value	Carrying Value
	June 30, 2021	June 30, 2021	December 31, 2020
		(in thousands)
Oncacare Limited	49%	$3,751	$4,534

The Company has invested $4.9 million in Oncacare, which includes $2.5 million that was paid on June 30, 2021.

The Company has recorded a loss of $0.5 million representing its pro rata share of the losses in Oncacare for the three month period ended June 30, 2021. The Company recorded a loss of $0.8 million for the six months ended June 30, 2021.